2. GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Going Concern Details Narrative
Net income (losses)	$ (1,384,277)	$ 19,232,213	$ (3,368,161)	$ (52,241,736)	$ (86,626,099)	$ (21,380,138)
Net cash used in operating activities			(229,367)	$ (1,568,241)	(2,122,577)	(1,791,074)
Accumulated deficit	$ 114,394,964		$ 114,394,964		$ 111,026,803	$ 24,400,704